Debt - Schedule of long-term debt (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total principal due for long-term debt	$ 281,508	$ 351,841	$ 0
Less: Current portion of long-term debt	(31,119)	(32,580)	0
Less - Unamortized debt discount and issuance costs	(23,783)	(23,534)	0
Long-term debt, less current portion	226,606	295,727	0
Line of credit
Debt Instrument [Line Items]
Total principal due for long-term debt	0	46,500
Line of credit | Line of credit - short-term
Debt Instrument [Line Items]
Total principal due for long-term debt		0	33,674
Line of credit | Line of credit
Debt Instrument [Line Items]
Total principal due for long-term debt		46,500	0
Commercial equipment notes
Debt Instrument [Line Items]
Total principal due for long-term debt		300,000	0
Commercial equipment notes | Commercial equipment notes
Debt Instrument [Line Items]
Total principal due for long-term debt	$ 3,820	$ 5,341	$ 0